Derivative Instruments (Narrative) (Details) $ / shares in Units, BRL in Millions			2 Months Ended	12 Months Ended
	Nov. 13, 2015 USD ($)	Sep. 23, 2014 USD ($)	Sep. 30, 2015 USD ($) shares	Dec. 31, 2015 USD ($) amendment shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares	Nov. 13, 2015 BRL	Nov. 13, 2015 USD ($)	Sep. 30, 2014	Nov. 07, 2013 USD ($)	Oct. 04, 2013 USD ($)	Aug. 31, 2013	Dec. 31, 2012 shares	Aug. 20, 2012 $ / shares shares	Apr. 24, 2012 BRL	Apr. 24, 2012 USD ($)
Derivative [Line Items]
Shares of common stock | shares				210,538,896	210,216,043	209,867,426							209,529,412
Collateral deposits, minimum threshold		$ 3,000,000		$ 0	$ 3,000,000
Collateral deposit, incremental payments		$ 500,000		500,000
Collateral deposits				$ 0	4,832,000
Number of amendments to conditions of collateral deposit | amendment				2
Interest				$ 64,229,000	$ 71,369,000	$ 61,771,000
Class A Shares Of Common Stock [Member]
Derivative [Line Items]
Shares of common stock | shares				130,538,896	130,216,043	129,867,426							129,529,412
Total Equity Return Swap [Member]
Derivative [Line Items]
Interest paid related to derivative instruments				$ 522,000	$ 593,000	$ 746,000
Total Equity Return Swap [Member] | Class A Shares Of Common Stock [Member]
Derivative [Line Items]
Shares of common stock | shares						1,250,000								2,272,551
Appreciation (depreciation) receives (pays) plus dividends per share (in dollars per share) | $ / shares														$ 13.77
Notional amount of derivative						$ 17,211,000
Settlement payment for share reductions			$ 9,681,000			1,731,000
Notional amount (in shares) | shares			1,022,551
Forward Contracts [Member]
Derivative [Line Items]
Net collections (payments) to derivative instrument hedges				2,306,000	1,451,000	628,000
Bank Of America, N.A. [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount of derivative																$ 37,433,000
Interest rate of derivative instrument (as a percent)															4.90%	4.90%
Amount of swap agreement settled											$ 9,975,000
Loss from early settlement						4,187,000
Net interest received from counterparty						1,828,000
Bank Of America, N.A. [Member] | 2016 Notes [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount of derivative | BRL															BRL 70
Interest rate of derivative instrument (as a percent)															10.25%	10.25%
JP Morgan Chase Bank, N.A. [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Notional amount of derivative							BRL 108	$ 28,300,000		$ 47,300,000
Collateral deposits, minimum threshold								$ 5,000,000
Collateral deposit, incremental payments	$ 250,000
Interest rate of derivative instrument (as a percent)							4.38%	4.38%
Percentage of principal and interest collections hedged (as a percent)										53.08%
Proceeds from amendment of derivative instrument agreement	19,817,000
Loss on amendment to derivative instrument agreement	2,650,000
Deferred amount in accumulated other comprehensive income	$ 6,666,000
Interest				1,933,000	3,512,000
Brazil Real [Member] | JP Morgan Chase Bank, N.A. [Member] | Cross-Currency Interest Rate Swaps [Member]
Derivative [Line Items]
Interest rate of derivative instrument (as a percent)							13.00%	13.00%
Derivatives Designated As Hedging Instruments [Member] | Forward Contracts [Member]
Derivative [Line Items]
Notional amount of derivative				12,375,000	$ 30,454,000	$ 17,633,000
Notional amount outstanding				$ 10,240,000
LIBOR [Member] | Total Equity Return Swap [Member] | Class A Shares Of Common Stock [Member]
Derivative [Line Items]
Basis point spread on variable rate (as a percent)				4.50%					3.80%			3.30%